UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MIG Capital, LLC

Address:   4350 Von Karman Avenue
           4th Floor
           Newport Beach, CA 92660


Form 13F File Number: 028-12667


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Andrews
Title:  Chief Compliance Officer
Phone:  949-474-5800

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Andrews                   Newport Beach, CA                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      192,925
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM              037833100    7,008    12,000 SH       SOLE                   12,000      0    0
ARCH CAP GROUP LTD           ORD              G0450A105    8,216   207,000 SH       SOLE                  207,000      0    0
ARDEN GROUP INC              CL A             039762109    4,814    55,200 SH       SOLE                   55,200      0    0
AUTOZONE INC                 COM              053332102    3,855    10,500 SH       SOLE                   10,500      0    0
BB&T CORP                    COM              054937107    3,607   116,912 SH       SOLE                  116,912      0    0
BLACK DIAMOND INC            COM              09202G101    2,727   288,569 SH       SOLE                  288,569      0    0
CROWN CASTLE INTL CORP       COM              228227104    8,271   141,007 SH       SOLE                  141,007      0    0
ECHOSTAR CORP                CL A             278768106    7,461   282,400 SH       SOLE                  282,400      0    0
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206    6,229   290,000 SH       SOLE                  290,000      0    0
GUESS INC                    COM              401617105    4,556   150,000 SH       SOLE                  150,000      0    0
HERBALIFE LTD                COM USD SHS      G4412G101    3,192    66,038 SH       SOLE                   66,038      0    0
INTERVAL LEISURE GROUP INC   COM              46113M108    7,751   407,713 SH       SOLE                  407,713      0    0
ISHARES TR                   RUSSELL 2000     464287655   10,184   128,000     PUT  SOLE                  128,000      0    0
JACK IN THE BOX INC          COM              466367109    7,310   262,200 SH       SOLE                  262,200      0    0
LASALLE HOTEL PPTYS          COM SH BEN INT   517942108    2,397    82,260 SH       SOLE                   82,260      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104    7,136   401,464 SH       SOLE                  401,464      0    0
PACWEST BANCORP DEL          COM              695263103    4,081   172,407 SH       SOLE                  172,407      0    0
PDL BIOPHARMA INC            COM              69329Y104      133    20,003 SH       SOLE                   20,003      0    0
PEPSICO INC                  COM              713448108    8,550   121,000 SH       SOLE                  121,000      0    0
RENT A CTR INC NEW           COM              76009N100    6,948   206,100 SH       SOLE                  206,100      0    0
RENTECH INC                  COM              760112102       24    11,433 SH       SOLE                   11,433      0    0
SAKS INC                     COM              79377W108    7,166   672,834 SH       SOLE                  672,834      0    0
SCHWAB CHARLES CORP NEW      COM              808513105    4,368   337,800 SH       SOLE                  337,800      0    0
SMUCKER J M CO               COM NEW          832696405    6,230    82,500 SH       SOLE                   82,500      0    0
SOTHEBYS                     COM              835898107    8,340   250,000 SH       SOLE                  250,000      0    0
SYNOVUS FINL CORP            COM              87161C105       26    12,953 SH       SOLE                   12,953      0    0
TEMPUR PEDIC INTL INC        COM              88023U101    7,391   316,000 SH       SOLE                  316,000      0    0
TEXAS ROADHOUSE INC          COM              882681109    6,039   328,293 SH       SOLE                  328,293      0    0
TIFFANY & CO NEW             COM              886547108    1,716    32,400 SH       SOLE                   32,400      0    0
TILLYS INC                   CL A             886885102    5,858   365,000 SH       SOLE                  365,000      0    0
VIASAT INC                   COM              92552V100   15,197   402,350 SH       SOLE                  402,350      0    0
WHIRLPOOL CORP               COM              963320106    5,946    97,215 SH       SOLE                   97,215      0    0
WMS INDS INC                 COM              929297109    5,367   269,000 SH       SOLE                  269,000      0    0
ZIX CORP                     COM              98974P100    4,831 1,858,108 SH       SOLE                1,858,108      0    0